Long-lived Assets (Tables)	12 Months Ended
Jul. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

The costs and accumulated depreciation of property and equipment are summarized as follows:

	July 31,
	2013	2012

Land	$-0-	$140,450
Buildings and Improvements	117,898	934,668
Furniture and Fixtures	23,452	47,794
Office Equipment	38,690	52,395
Lab Equipment	327,899	393,781

Total Property and Equipment	507,939	1,569,088

Less: Accumulated Depreciation	422,533	864,410

Property and Equipment, Net	$85,406	$704,678

Assets Held for Investment, Net

The costs and accumulated depreciation of assets held for investment are summarized as follows:

	July 31,
	2013	2012

Assets Held For Investment	$930,726	$1,179,276

Less: Accumulated Depreciation	289,954	320,899

Assets Held for Investment, Net	$640,772	$858,377